Summary of Significant Accounting Policies (Tables) - TEMPO AUTOMATION INC	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Schedule of billed receivables, unbilled receivables, and deferred revenue

	September 30,	December 31,
	2022	2021
Accounts receivable, net	$1,945	$2,918
Contract assets	990	1,219
Contract liabilities	2,086	175

	As of December 31,
	2021	2020
Accounts receivable, net	$2,918	$2,713
Contract assets	1,219	608
Contract liabilities	175	80

Schedule of cash, cash equivalents and restricted cash shown in the statement of cash flows

	September 30,	September 30,
	2022	2021
Cash and cash equivalents	$533	$23,524
Restricted cash	320	320
Total cash, cash equivalents and restricted cash shown in the statement of cash flows	$853	$23,844

	As of December 31,
	2021	2020
Cash and cash equivalents	$2,864	$17,340
Restricted cash	320	406
Total cash, cash equivalents and restricted cash shown in the statement of cash flows	$3,184	$17,746

Schedule of Useful Lives of Property, Plant and Equipment
Useful Lives
Computer equipment	3
Software	5
Furniture and fixtures	3
Leasehold improvements	Shorter of useful life or remaining lease term
Manufacturing equipment	10

Schedule of corrected balances and subtotals for amounts related to the condensed balance sheet, statement of operations and cash flow statement

The table below represents the corrected balances and subtotals for amounts related to the condensed balance sheet, statement of operations and cash flow statement as of and for the nine-month period ended September 30, 2021, respectively.

	As of
	September 30, 2021	Correction of	As of
	As Originally	Immaterial	September 30, 2021
	Reported	Error	As Corrected
Balance Sheet
Other noncurrent liabilities	$3,160	$765	$3,925
Total liabilities	45,039	765	45,804
Accumulated deficit	(83,922)	(765)	(84,687)
Total stockholders’ deficit	(77,713)	(765)	(78,478)
Statement of Operations
Other income (expense), net
Change in fair value of warrants	(1,575)	(765)	(2,340)
Total other income (expense), net	(1,141)	(765)	(1,906)
Net loss	$(23,623)	$(765)	$(24,388)
Net loss per share	$(2.41)	$(0.07)	$(2.48)
Statement of Cash Flows
Net loss	$(23,623)	$(765)	$(24,388)
(Gain)/loss on change in fair value of warrant liabilities	1,575	765	2,340
Net cash used in operating activities	$(20,833)	$—	$(20,833)